Summary of Significant Accounting Policies - Schedule of Revenue by Revenue Source (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Revenues:
Revenues			¥ 4,974,757	¥ 4,564,650
Revenues	¥ 4,981,705	$ 724,559
Utility Products and Related Services [Member]
Revenues:
Revenues			3,439,563	3,870,995
Revenues	3,119,483	453,711
Mobile Entertainment [Member]
Revenues:
Revenues			1,496,443	693,195
Revenues	1,778,867	258,725
Mobile Entertainment [Member] | Mobile Game Business [Member]
Revenues:
Revenues			624,013	494,955
Revenues	925,003	134,536
Mobile Entertainment [Member] | Content Driven Products [Member]
Revenues:
Revenues			872,430	198,240
Revenues	853,864	124,189
Others [Member]
Revenues:
Revenues			¥ 38,751	¥ 460
Revenues	¥ 83,355	$ 12,123